FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of statement of comprehensive income) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Cash and cash equivalents	$ 41,179	$ 66,082	$ 59,767	$ 6,016
Restricted Cash	638
Other Receivables	2,933
Restricted deposits - Joint Venture	4,098	3,848
Trade receivables	38,247
Due from the Michigan Joint Operation and NPI	3,768	3,560
Income tax receivable	536
Monetary assets	91,399
Financial liabilities
Trade and other payables	(16,042)
Lease liabilities	(7,973)
Employees' related payables and accruals	(7,262)	(4,202)
Liability with respect to Caesars' IP option	(3,450)	(3,450)
Loans from a financial institution, net	(209,287)
Accrued severance pay, net	(1,033)	(286)
Deferred taxes	(17,469)	0
Royalty payable	(10,838)	0
Income tax payable	(7,396)
Gaming tax payables	(10,133)
Client liabilities	(6,927)	$ 0
Monetary liabilities	(297,810)
Net	(206,411)
USD [Member]
Financial assets
Cash and cash equivalents	4,420
Restricted Cash	330
Other Receivables	32
Restricted deposits - Joint Venture	2,075
Trade receivables	3,482
Due from the Michigan Joint Operation and NPI	3,768
Income tax receivable	0
Monetary assets	14,107
Financial liabilities
Trade and other payables	(3,312)
Lease liabilities	0
Employees' related payables and accruals	0
Liability with respect to Caesars' IP option	(3,450)
Loans from a financial institution, net	0
Accrued severance pay, net	0
Deferred taxes	0
Royalty payable	0
Income tax payable	(1,321)
Gaming tax payables	0
Client liabilities	(20)
Monetary liabilities	(8,103)
Net	6,004
EUR [Member]
Financial assets
Cash and cash equivalents	13,321
Restricted Cash	256
Other Receivables	1,934
Restricted deposits - Joint Venture	178
Trade receivables	20,731
Due from the Michigan Joint Operation and NPI	0
Income tax receivable	393
Monetary assets	36,813
Financial liabilities
Trade and other payables	(5,306)
Lease liabilities	(54)
Employees' related payables and accruals	(2,871)
Liability with respect to Caesars' IP option	0
Loans from a financial institution, net	(209,287)
Accrued severance pay, net	(518)
Deferred taxes	(17,469)
Royalty payable	(10,838)
Income tax payable	(4,223)
Gaming tax payables	(1,439)
Client liabilities	(1,190)
Monetary liabilities	(253,195)
Net	(216,382)
NIS [Member]
Financial assets
Cash and cash equivalents	1,979
Restricted Cash	14
Other Receivables	436
Restricted deposits - Joint Venture	0
Trade receivables	0
Due from the Michigan Joint Operation and NPI	0
Income tax receivable	143
Monetary assets	2,572
Financial liabilities
Trade and other payables	(1,077)
Lease liabilities	(7,739)
Employees' related payables and accruals	(3,749)
Liability with respect to Caesars' IP option	0
Loans from a financial institution, net	0
Accrued severance pay, net	(515)
Deferred taxes	0
Royalty payable	0
Income tax payable	(1,471)
Gaming tax payables	0
Client liabilities	0
Monetary liabilities	(14,551)
Net	(11,979)
CZK [Member]
Financial assets
Cash and cash equivalents	919
Restricted Cash	0
Other Receivables	0
Restricted deposits - Joint Venture	0
Trade receivables	4,636
Due from the Michigan Joint Operation and NPI	0
Income tax receivable	0
Monetary assets	5,555
Financial liabilities
Trade and other payables	(2,552)
Lease liabilities	0
Employees' related payables and accruals	0
Liability with respect to Caesars' IP option	0
Loans from a financial institution, net	0
Accrued severance pay, net	0
Deferred taxes	0
Royalty payable	0
Income tax payable	(365)
Gaming tax payables	0
Client liabilities	0
Monetary liabilities	(2,917)
Net	2,638
GBP [Member]
Financial assets
Cash and cash equivalents	15,292
Restricted Cash	11
Other Receivables	124
Restricted deposits - Joint Venture	0
Trade receivables	5,029
Due from the Michigan Joint Operation and NPI	0
Income tax receivable	0
Monetary assets	20,456
Financial liabilities
Trade and other payables	(2,722)
Lease liabilities	(97)
Employees' related payables and accruals	0
Liability with respect to Caesars' IP option	0
Loans from a financial institution, net	0
Accrued severance pay, net	0
Deferred taxes	0
Royalty payable	0
Income tax payable	0
Gaming tax payables	(8,694)
Client liabilities	(3,172)
Monetary liabilities	(14,685)
Net	5,771
Other [Member]
Financial assets
Cash and cash equivalents	5,248
Restricted Cash	27
Other Receivables	407
Restricted deposits - Joint Venture	1,845
Trade receivables	4,369
Due from the Michigan Joint Operation and NPI	0
Income tax receivable	0
Monetary assets	11,896
Financial liabilities
Trade and other payables	(1,073)
Lease liabilities	(83)
Employees' related payables and accruals	(642)
Liability with respect to Caesars' IP option	0
Loans from a financial institution, net	0
Accrued severance pay, net	0
Deferred taxes	0
Royalty payable	0
Income tax payable	(16)
Gaming tax payables	0
Client liabilities	(2,545)
Monetary liabilities	(4,359)
Net	$ 7,537